Commitments And Contingencies	12 Months Ended
Jun. 30, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies
21.	Commitments and contingencies

Commitments

As of June 30, 2011, the Company had commitments under non-cancelable operating leases for office facilities, contracts for marketing expenses and acquisition agreement for Yuanbo Education Group. Future payments at June 30, 2011, by year end are as follows:

	Operating leases for office facilities	Additions to leasehold improvements	Acquisition of Yuanbo Education	Total	Total
	RMB	RMB	RMB	RMB	US$
2012	3,804,907	838,087	29,590,000	34,232,994	5,296,356
2013	3,208,013	—	7,500,000	10,708,013	1,656,690
2014	2,843,455	—	7,500,000	10,343,455	1,600,287
2015	2,715,690	—	—	2,715,690	420,158
2016	2,684,001	—	—	2,684,001	415,255
Thereafter	25,660,771	—	—	25,660,771	3,970,105

	40,916,837	838,087	44,590,000	86,344,924	13,358,851

The Group incurred rental expenses under operating leases of RMB7,427,482, RMB7,152,204 and RMB7,949,877 (US$1,229,965) for the years ended June 30, 2009, 2010 and 2011, respectively.

Significant legal proceedings

In October 2008, a securities class action lawsuit, entitled Seidel v. Noah Education Holdings Ltd. et al. was filed in the United States District Court for the Southern District of New York against the Company in connection with the Company's October 2007 initial public offering. The plaintiffs in this case allege that the registration statement of the Company's October 2007 initial public offering purported to warn about the potential impact of increases in component costs, but failed to disclose that the Group was then experiencing increased raw material costs. The plaintiffs allege federal securities law violations and seek unspecified damage. In November 2008, two additional securities class action lawsuits, entitled Schapiro v. Noah Education Holdings Ltd. et al. and Sebik v. Noah Education Holdings Ltd. et al. were filed in the United States District Court for the Southern District of New York against the Company with substantially the same allegation. The court has consolidated these complaints into a single action and the consolidated complaint added a new allegation, claiming the registration statement of the Company's October 2007 initial public offering failed to disclose that one model of the DLD devices did not include a recycling warning sticker required under the PRC laws (the "2008 Legal Case"). On September 9, 2010, the Company signed a memorandum of understanding, agreeing to settle the 2008 Legal Case for $1.75 million which will be fully covered by the Company's insurance policy. In exchange, the plaintiffs have agreed to dismiss the 2008 Legal Case and drop their appeal of the court's ruling in Company's favor. As of the date of this annual report, the case has been fully settled.

In October 2005 and December 2006, Beijing Ren'ai Education Institution ("Beijing Ren'ai") commenced two separate proceedings at the Beijing First Intermediate People's Court against INES for alleged infringement of Beijing Ren'ai's copyright in its textbooks and recorded pronunciations of English words used by INES on its website. Beijing Ren'ai withdrew its first claim in December 2006 and its second claim in February 2007. In July 2007, Beijing Ren'ai commenced two new legal proceedings at the Beijing Haidian District People's Court and the Anhui Province Hefei City Intermediate People's Court against INES on substantially the same grounds and claimed RMB500,000 as compensation. The judgments of the legal proceedings were delivered in May 2008 and July 2008, and INES was ordered to settle compensation of approximately RMB165,000 and RMB63,000 to Beijing Ren'ai. In September 2008, INES appealed the judgment of Anhui Province Hefei City Intermediate People's Court to Anhui Province Higher People's Court. In June 2009, the appellate court issued the final judgment ordering INES to pay settlement compensation of approximately RMB62,000 to Beijing Ren'ai, which has been fully settled during fiscal year 2010. In January 2009, INES appealed the judgment of Beijing Haidian District People's Court to the appellate court, Beijing First Intermediate People's Court and the second instance started in July 2009. In December 2009, the case was settled by compensation of approximately RMB452,360 paid to Beijing Ren'ai in January 2010. In August 2009, Beijing Ren'ai commenced a new legal proceeding at the Beijing Haidian District People's Court against INES on substantially the same grounds and claimed RMB 1,000,000 as compensation. The judgment of the legal proceeding was delivered in March 2010 and INES was ordered to settle compensation of approximately RMB100,000. Upon receiving this judgment, in the same month, INES appealed the judgment of Beijing Haidian District People's Court to the appellate court, Beijing First Intermediate People's Court and the case remains pending as of the date of this report. Accruals of RMB100,000 has been made as of June 30, 2010 regarding this case.

In November 2008 and January 2009, Shenzhen Wanhong Technology Development Co. , Ltd. , ("Shenzhen Wanhong") commenced two separate legal proceedings at the Shenzhen Intermediate People's Court and Jinan Intermediate People's Court against INES and NNTS for alleged infringement of Shenzhen Wanhong's patent right. In March 2009, judgment from the Shenzhen Intermediate People's Court was delivered. INES and NNTS was order to settle compensation of approximately RMB514,000. INES and NNTS appealed to Guangdong Province Higher People's Court and final judgment was issued in September 2009 dismissing all the claims of Shenzhen Wanhong. In October 2009, Shenzhen Wanhong submitted the petition for retrial to Guangdong Province Higher People's Court to reconsider the final judgment issued in September 2009. In January 2010, the request for reconsideration was approved and the judgment by Guangdong Province Higher People's Court was subject to be reexamined. In relation to the case filed at Jinan Intermediate People's Court and Guangdong Province Higher People's Court, INES and NNTS requested the Patent Reexamination Board of the State Intellectual Property Office to reexamine Shenzhen Wanhong's patent and declare it invalid. As a result of the reexamination, the Patent Reexamination Board invalidated Shenzhen Wanhong's patent. Shenzhen Wanghong consequently filed an administrative action against the Patent Reexamination Board at Beijing First Intermediate People's Court. In January 2010, the judgment of the administrative action was delivered and the Shenzhen Wanhong's patent remained invalid. In March 2010, Shenzhen Wanhong appealed the judgment of Beijing First Intermediate People's Court to the appellate court, Beijing Higher People's Court and the second instance commenced in July 2010. In February 2011, Shenzhen Wanhong abandoned the legal action against INES and NNTS.

In addition, in the past three years, other than the above cases, the ELP business have been subject to several intellectual property legal proceedings. After the disposal ELP business, the Group is currently not a party to any material legal or administrative proceedings as of June 30, 2011.

Other contingency

The Company has not made adequate social welfare payments as required under applicable PRC labor laws. Accrual for the amounts under-paid has been made in the reported periods and amounted to RMB8,248,213 and RMB2,399,976 (US$371,312) as of June 30, 2010 and 2011, respectively. However, accrual for the penalties that may be imposed by the relevant PRC government authorities has not been made in the financial statements as management considered that it is not probable the relevant PRC government authorities will impose any penalty at all. Should the PRC government decide to assess penalty, the amount is estimated to be approximately RMB5,618,000, RMB3,318,000 (US$513,344) as of June 30, 2010 and 2011, respectively.